STATEMENT OF CASH FLOWS - USD ($)		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021
TPG Pace Solutions
Cash flows from operating activities:
Net loss attributable to ordinary shares	$ (8,770)	$ (2,247,630)
Change in operating assets and liabilities:
Deferred offering costs	(1,936)
Increase Decrease In Accrued Liabilities		1,646,514
Accrued formation and offering costs	10,706
Net cash provided by operating activities		(1,097,665)
Cash from investing activities:
Net cash used in investing activities		(285,000,000)
Cash flows from financing activities:
Proceeds from sale of Class F ordinary shares to Sponsor	25,000	25,000
Net cash provided by (used in) financing activities	25,000	286,724,303
Net change in cash	25,000	626,638
Cash, cash equivalents and restricted cash, beginning of period	0	$ 0
Cash, cash equivalents and restricted cash, end of period	$ 25,000